15. Segment Reporting (Tables) (June 30, 2019)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segment Reporting
	Focus	AVX	Total

Revenue	$208,838	$451,237	$660,075
Revenue - related party	3,000	–	3,000
Total revenue	211,838	451,237	663,075

Cost of Revenue	174,822	229,258	404,080

Gross Profit	37,016	221,979	258,995

Operation Expenses:
Selling	–	89,666	89,666
Compensation - officers	60,000	1,675	61,675
Research and development	126,720	–	126,720
Professional fees	567,535	4,604	572,139
General and administrative	291,272	57,895	349,170
Total Operating Expenses	1,045,530	153,840	1,199,370

Loss from Operations	(1,008,514)	68,139	(940,375)

Other Income (Expense)
Interest income (expense), net	1,068	–	1,068
Other income	1,980	–	1,980
Total other expense	3,048	–	3,048

Loss before income taxes	(1,005,466)	68,139	(937,327)

Tax expense	–	–	–

Net Loss	$(1,005,466)	$68,139	$(937,327)